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May 1, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: POST-EFFECTIVE AMENDMENT NO. 37 ON FORM N-6
    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT
    FILE NOS. 333-69777 AND 811-04298
         RIVERSOURCE VARIABLE UNIVERSAL LIFE III
         RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL LIFE IV ESTATE SERIES

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177 or Simone Pepper at (612) 671-2847.

Sincerely,


/s/ Dixie Carroll
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Dixie Carroll
Assistant Counsel and Assistant Secretary